UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:  811-22110

AdvisorShares Trust
(Exact name of Registrant as specified in charter)

2 Bethesda Metro Center, Suite 1300
Bethesda, Maryland 20814
(Address of principal executive offices) (Zip code)

Dan Ahrens
2 Bethesda Metro Center, Suite 1300
Bethesda, Maryland 20814
(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-877-843-331

Date of fiscal year end: June 30, 2010

Date of reporting period:  December 31, 2010

EXPLANATORY NOTE

The Registrant is filing this amendment (the “Amendment”) to its Certified Shareholder Report on Form N-CSR for the period ended June 30, 2010, originally filed with the U.S. Securities and Exchange Commission on March 8, 2011 (Accession No. 0001144204-11-013454) (the “Report”), to amend Item 1 “Reports to Stockholders.”  The purpose of the Amendment is to include disclosure regarding the Board of Trustees’ review and considerations in approving the investment advisory and sub-advisory agreements for the Registrant’s WCM/BNY Mellon Focused Growth ADR ETF and Mars Hill Global Relative Value ETF, which was inadvertently omitted from the Report.

Except as otherwise noted above, the Report was accurate, timely distributed to shareholders, as applicable, and contained all information required to be included in such Report by the Registrant’s registration statement form under the Investment Company Act of 1940, as amended, pursuant to Rule 30e-1(a) thereunder.

Item 1 (supplemented further herein) and Items 2 through 12(a)(1) of the Report are incorporated by reference to the Form N-CSR filed with the U.S. Securities and Exchange Commission on March 8, 2011 (Accession No. 0001144204-11-013454).

ADVISORSHARES TRUST

Supplement dated September __, 2011
to the Semi-Annual Report to Shareholders dated December 31, 2010

This supplement provides new and additional information beyond that contained in the Semi-Annual Report to Shareholders dated December 31, 2010 (the “Semi-Annual Report”) and should be read in conjunction with the Semi-Annual Report.

In Item 1 of the Semi-Annual Report, “Reports to Stockholders,” the following has been added under the heading “Board Review of Investment Advisory and Sub-Advisory Agreements.”

Board Review of Investment Advisory and Sub-Advisory Agreements

At meetings of the Board of Trustees (the “Board”) held on November 9, 2009 and February 25, 2010 (together, the “Meetings”), the Board considered the approval of the investment advisory agreement between AdvisorShares Trust (the “Trust”) and AdvisorShares Investments, LLC (the “Advisor”) (the “Advisory Agreement”), for an initial term of two years, on behalf of two series of the Trust, the WCM/BNY Mellon Focused Growth ADR ETF and the Mars Hill Global Relative Value ETF (each, a “New Fund,” and collectively, the “New Funds”).  The Board also considered the approval of the sub-advisory agreements between: (1) WCM Investment Management, a California corporation and the Advisor, on behalf of the WCM/BNY Mellon Focused Growth ADR ETF; and (2) Mars Hill Partners, LLC, a Colorado limited liability company,  and the Advisor, on behalf of the Mars Hill Global Relative Value ETF (each, a “Sub-Advisor,” and together, the “Sub-Advisors” and together with the Advisor, the “Advisors”) pursuant to which the Sub-Advisors perform portfolio management and related services for their respective New Fund (the “Sub-Advisory Agreements,” and together with the Advisory Agreement, the “New Agreements”).  In addition, the Independent Trustees separately considered the approval of each of the New Agreements.

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Board considered the approval of the New Agreements for initial two-year terms.  Each New Agreement, after the initial two-year term, must be approved annually: (i) by the vote of the Board or by a vote of the shareholders of the New Fund; and (ii) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. After the initial two-year term, the Board will call and hold a meeting each year to decide whether to renew each New Agreement for an additional one-year term.

In connection with its consideration of the New Agreements, the Board, including the Independent Trustees, was presented with, and requested, received and evaluated, materials about the New Agreements and the services proposed to be provided thereunder, including information about the investment advisory fee rates and related matters from the Advisors.  In that regard, the Board reviewed a detailed report prepared by the Advisor, which included information comparing the proposed investment advisory fee rates and expense ratios for the New Funds with a group of comparable funds as selected by the Advisor (the “AdvisorShares Report”).  The Board also received various other materials which it considered relevant to its consideration and approval of the proposed New Agreements.

At the conclusion of its review of the materials discussed above and of the discussions among the Trustees leading up to and during the Meetings, the Board, on behalf of the Trust and each of the New Funds, agreed that it had been furnished with sufficient information to make an informed business decision with respect to approval of each of the proposed New Agreements.

In considering each of the proposed New Agreements, the Board considered factors bearing on the nature, extent and quality of the services proposed to be provided to the New Funds, and the costs of those services, with a view toward making a business judgment as to whether each of the proposed New Agreements is, under the circumstances, in the best interests of each New Fund and its prospective shareholders.  Among the factors that the Board considered and the conclusions that the Trustees, in their business judgment, reached included, principally the following: (i) their favorable evaluation of the nature, extent and quality of the investment management services proposed to be provided by the Advisors to the New Funds; (ii) their satisfaction that the investment advisory fee rate proposed for each New Fund is consistent with applicable standards and is reasonable and fair; and (iii) their assessment that the Advisors’ projected profitability in connection with providing investment management services to the New Funds would not be excessive.

In its deliberations, the Board did not identify any single factor that was paramount or controlling and individual trustees may have attributed different weights to various factors.  Certain factors considered by the Board at the Meetings are addressed in more detail below:

Nature, quality, and extent of services to be provided by the Advisor and Sub-Advisors

In considering the nature, extent and quality of the services proposed to be provided by the Advisors, the Board reviewed the services to be provided by each firm and the qualifications and backgrounds of the portfolio managers responsible for managing the New Funds.  The Board also discussed information set forth in each firm’s Form ADV (Parts 1A and 2A), which provides information about each firm, its management, and its business activities and affiliations.  The Board also observed that each firm’s compliance program had been reviewed by the Chief Compliance Officer of the Trust and was determined to be reasonably designed to prevent violation of the federal securities laws by the New Funds.  Based on its review, the Board determined that the Advisor, the Sub-Advisors and their respective personnel were well-qualified to provide all required services to the New Funds and to provide services that are of high quality, and that each firm has appropriate resources to provide such services.

Performance of the New Funds

The Board noted that although consideration of a fund’s investment performance is usually reviewed in connection with evaluating the nature, extent and quality of services provided under advisory agreements, no conclusion about this factor was made since the New Funds are newly formed.  However, the Board did listen to commentary and reviewed information, including portfolio composition and investment performance, regarding the WCM Focused Growth International Composite, which includes fully discretionary Focused Growth International equity accounts, and has substantially similar objectives, policies and strategies as those of the WCM/BNY Mellon Focused Growth ADR ETF.  In doing so, the Board noted that the WCM Focused Growth International Composite had performed similarly to, if not outperformed, its benchmark in the past years.  The Board further noted that the portfolio management team responsible for managing the WCM Focused Growth International Composite would be the same team responsible for managing the WCM/BNY Mellon Focused Growth ADR ETF.

Cost of services to be provided and profits to be realized by the Advisor, Sub-Advisors and their affiliates under the New Agreements, and comparative fees.

The Board considered the cost of the services to be provided by the Advisors, and reviewed the investment advisory fees to be paid pursuant to the New Agreements.  In addition, the Board discussed the fee arrangements between the Advisor and each Sub-Advisor.  The Board also reviewed information provided in the AdvisorShares Report regarding advisory fees of comparable funds in peer groups, and evaluated the proposed advisory fee arrangements in light of this information and the factors that judicial decisions have specified as pertinent generally.  The Board also considered the Advisor’s contractual agreement to waive a portion of its advisory fee in an effort to control the New Funds’ expense ratios.  Based on the foregoing considerations, the Board determined that it was satisfied that the investment advisory fee rate proposed for each New Fund was consistent with applicable standards and was reasonable and fair.

Economies of scale

The Board concluded that the advisory fee appropriately reflects each New Fund’s expected size, the Advisor’s current economic environment and the competitive nature of the investment company market.  The Board therefore concluded that it was satisfied with the fee level under the New Agreements, given that economies of scale would not likely be realized during the initial term of the New Agreements and the fee level under the New Agreements could be revisited if economies of scale materialized.  The Board determined that it would revisit this issue at an appropriate time in the future.

Conclusion

Based on the Board’s deliberations and its evaluation of the information described above, the Board including the Independent Trustees, unanimously: (a) concluded that the terms of the New Agreements are fair and reasonable; (b) concluded that the Advisors’ fees are fair and reasonable in light of the services that they will provide to the New Funds; and (c) agreed to approve the New Agreements for initial terms of two years.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

Item 12.	Exhibits

(a)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit:   Not applicable at this time.

(b)	Certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a-(a)).

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AdvisorShares Trust

By:  /s/ Noah Hamman
Noah Hamman, Chief Executive Officer

Date:  September 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant: AdvisorShares Trust

By:  /s/ Dan Ahrens
Dan Ahrens, Treasurer

Date:  September 22, 2011